Consolidated Balance Sheets (Unaudited) - USD ($)	Mar. 31, 2025	Sep. 30, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 9,871	$ 57,817
Accounts receivable, net	7,510,272	10,213,570
Contract cost	91,998
Prepayments and other current assets	2,909,687	2,573,518
TOTAL CURRENT ASSETS	10,521,828	12,844,905
NON-CURRENT ASSETS:
Right-of-use assets	160,754	271,931
Property and equipment, net	15,428	21,144
Deferred tax assets	27,315	100,006
Deferred offering cost	341,718	287,095
TOTAL NON-CURRENT ASSETS	545,215	680,176
TOTAL ASSETS	11,067,043	13,525,081
CURRENT LIABILITIES:
Accounts payable	1,863,834	5,239,920
Contract liabilities	445,794	39,958
Taxes payable	1,258,187	1,278,441
Lease liabilities	65,250	98,957
Accrued expenses and other liabilities	245,899	275,560
Amount due to related parties	298,778	9,236
TOTAL CURRENT LIABILITIES	4,177,742	6,942,072
NON-CURRENT LIABILITY:
Lease liabilities	103,607	204,018
TOTAL NON-CURRENT LIABILITY	103,607	204,018
TOTAL LIABILITIES	4,281,349	7,146,090
COMMITMENTS AND CONTINGENCIES (note 11)
SHAREHOLDERS’ EQUITY
Ordinary shares ($0.001 par value, 50,000,000 shares authorized, 25,000,000 shares issued and outstanding as of March 31, 2025 and September 30, 2024, respectively)	25,000	25,000
Additional paid-in capital	(25,000)	(25,000)
Retained earnings	6,766,447	6,322,453
Accumulated other comprehensive income	19,247	56,538
TOTAL SHAREHOLDERS’ EQUITY	6,785,694	6,378,991
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	11,067,043	13,525,081
Related party
CURRENT LIABILITIES:
Amount due to related parties	$ 298,778	$ 9,236